Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended		636 Months Ended			12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 29, 2012	Sep. 29, 2012 Minimum [Member]	Sep. 29, 2012 Maximum [Member]	Sep. 29, 2012 Net operating losses carryforwards [Member]	Sep. 29, 2012 Tax credit carryforward [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] UK Tax [Member]
Income Taxes [Line Items]
Reversal of income tax reserves	$ 9,100,000
Increase in valuation allowance	50,400,000
Federal net operating losses	30,700,000		30,700,000
State net operating losses	99,000,000		99,000,000
Foreign net operating losses	108,700,000		108,700,000
Federal credit carry forwards	900,000		900,000
State credit carry forwards	12,600,000		12,600,000
Foreign credit carry forwards	2,300,000		2,300,000
Operating losses and credits expiration period	Losses and credits expire between 2013 and 2031
Amount with unlimited carry forward periods						53,000,000	8,700,000
Federal net operating loss expected to be expired unutilized							1,000,000
State net operating losses expected to be expired unutilized							74,000,000
Gross unrecognized tax benefits, excluding interest	53,100,000	31,000,000	53,100,000								13,000,000
Unrecognized tax benefit if recognize would result in reduction of effective tax rate	53,100,000		53,100,000								10,000,000
Amount of unrecognized tax benefits that are reasonably possible of being reduced in the next twelve months				1,000,000	2,000,000
Interest accrued on unrecognized tax benefits		1,400,000	2,600,000
Payment to settle audit	7,600,000
Income tax holiday expiration date	2015
Unremitted foreign earnings	50,600,000		50,600,000
Total accumulated tax losses from foreign subsidiaries								36,000,000
Valuation allowance against the related deferred tax	64,337,000	13,930,000	64,337,000					20,735,000	7,837,000			6,100,000
Valuation allowance amount on other than temporary impairment loss								14,600,000
Undistributed earnings from foreign subsidiaries								3,600,000
Significant change in the unrecognized tax benefits								Next 12 months
Accrued interest related to unrecognized tax benefits								1,400,000	1,000,000
Increased (decreased) stockholders' equity relating to employee stock-based compensation								$ 4,600,000	$ (1,000,000)	$ 2,000,000